Risk Report - Asset Quality - Financial Assets subject to impairment - Development of exposures in the reporting period, Gross Carrying Amount (Detail) - Gross Carrying Amount [Member] - EUR (€)
€ in Millions
		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		€ 699,393	[1],[2]	€ 680,328
Movements in financial assets including new business		87,330	[3],[4]	90,637	[1],[2]
Transfers due to changes in creditworthiness		0	[3],[4]	0	[1],[2]
Changes due to modifications that did not result in derecognition		(17)	[3],[4]	(34)	[1],[2]
Changes in models	[1],[2]			0
Financial assets that have been derecognized during the period		(37,691)	[3],[4],[5]	(53,430)	[1],[2]
Recovery of written off amounts		78	[3],[4]	58	[1],[2]
Foreign exchange and other changes		15,204	[3],[4]	(18,165)	[1],[2]
Balance, end of the reporting period		764,298	[3],[4]	699,393	[1],[2]
Stage 1 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		651,637	[1],[2]	645,967
Movements in financial assets including new business		79,619	[3],[4]	79,284	[1],[2]
Transfers due to changes in creditworthiness		(155)	[3],[4]	(7,462)	[1],[2]
Changes due to modifications that did not result in derecognition		(1)	[3],[4]	0	[1],[2]
Changes in models	[1],[2]			0
Financial assets that have been derecognized during the period		(34,157)	[3],[4],[5]	(48,990)	[1],[2]
Recovery of written off amounts		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		14,078	[3],[4]	(17,162)	[1],[2]
Balance, end of the reporting period		711,021	[3],[4]	651,637	[1],[2]
Stage 2 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		35,372	[1],[2]	24,680
Movements in financial assets including new business		7,507	[3],[4]	8,215	[1],[2]
Transfers due to changes in creditworthiness		(1,109)	[3],[4]	5,543	[1],[2]
Changes due to modifications that did not result in derecognition		0	[3],[4]	(3)	[1],[2]
Changes in models	[1],[2]			0
Financial assets that have been derecognized during the period		(1,891)	[3],[4],[5]	(2,268)	[1],[2]
Recovery of written off amounts		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		774	[3],[4]	(795)	[1],[2]
Balance, end of the reporting period		40,653	[3],[4]	35,372	[1],[2]
Stage 3 [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		10,655	[1],[2]	7,531
Movements in financial assets including new business		305	[3],[4]	3,304	[1],[2]
Transfers due to changes in creditworthiness		1,264	[3],[4]	1,919	[1],[2]
Changes due to modifications that did not result in derecognition		(16)	[3],[4]	(31)	[1],[2]
Changes in models	[1],[2]			0
Financial assets that have been derecognized during the period		(1,271)	[3],[4],[5]	(1,910)	[1],[2]
Recovery of written off amounts		55	[3],[4]	58	[1],[2]
Foreign exchange and other changes		333	[3],[4]	(216)	[1],[2]
Balance, end of the reporting period		11,326	[3],[4]	10,655	[1],[2]
Stage 3 POCI [Member]
Development of exposures and allowance for credit losses in the reporting period [Line Items]
Balance, beginning of year		1,729	[1],[2],[6],[7]	2,150
Movements in financial assets including new business		(101)	[3],[4],[8]	(166)	[1],[2],[6],[7]
Transfers due to changes in creditworthiness	[1],[2],[6],[7]			0
Changes due to modifications that did not result in derecognition		0	[3],[4],[8]	0	[1],[2],[6],[7]
Changes in models	[1],[2],[6],[7]			0
Financial assets that have been derecognized during the period		(372)	[3],[4],[5],[8]	(263)	[1],[2],[6],[7]
Recovery of written off amounts		23	[3],[4],[8]	0	[1],[2],[6],[7]
Foreign exchange and other changes		19	[3],[4],[8]	7	[1],[2],[6],[7]
Balance, end of the reporting period		€ 1,297	[3],[4],[8]	€ 1,729	[1],[2],[6],[7]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of December 31, 2020.
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2019
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2021.
[5]	This position includes charge offs of allowance for credit losses.
[6]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019
[7]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 50 million in 2020 and € 0 million in 2019.
[8]	The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2021 and € 50 million in 2020.